ACQUIRED INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2011
ACQUIRED INTANGIBLE ASSETS, NET
9.	ACQUIRED INTANGIBLE ASSETS, NET

Acquired intangible assets, net consisted of the following:

	December 31, 2010			December 31, 2011
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
Intangible assets with definite life:
- Software license	$3,013	$(2,453)	$560	$3,056	$(2,828)	$228
- Certification of internet content provider	15	(5)	10	15	(9)	6
- Customer base	680	(121)	559	680	(257)	423
- Contract backlog	20	(20)	—	20	(20)	—

	3,728	(2,599)	1,129	3,771	(3,114)	657

Intangible assets with indefinite life:
- Trade name and domain name	1,670	—	1,670	1,670	—	1,670

	$5,398	$(2,599)	$2,799	$5,441	$(3,114)	$2,327

The Group had recorded amortization expenses of $377, $616 and $486 for the years ended December 31, 2009, 2010 and 2011, respectively.

The future amortization expenses for the net carrying amount of intangible assets with definite lives as of December 31, 2011 were as follows:

Year 2012	$336
Year 2013	168
Year 2014	138
Year 2015 and thereafter	15

$657